Convertible Preferred Stock - Warrant Activities (Details)	6 Months Ended
Jun. 30, 2023 shares
Series A-5 warrants
Warrants to purchase convertible preferred stock
Balance at the beginning	170,455
Exercises	0
Balance at the end	170,455
Series A-6 warrants
Warrants to purchase convertible preferred stock
Balance at the beginning	210,000
Exercises	0
Balance at the end	210,000
Series B warrants
Warrants to purchase convertible preferred stock
Balance at the beginning	1,485,000
Exercises	(450,000)
Balance at the end	1,035,000
Series B-3 warrants
Warrants to purchase convertible preferred stock
Balance at the beginning	114,285,712
Exercises	(102,446,428)
Issuances	105,013,436
Balance at the end	116,852,720